UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:            |_|; Amendment Number: |_|

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Alkeon Capital Management, LLC

Address:    350 Madison Avenue
            New York, New York 10017

13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Greg Jakubowsky
Title:      Compliance Officer
Phone:      (212) 389-8710

Signature, Place and Date of Signing:


/s/ Greg Jakubowsky             New York, New York            August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      99

Form 13F Information Table Value Total: $  1,658,281
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1     028-10748               Oppenheimer Asset Management Inc.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x1000)  PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHRD     NONE
--------------                 --------------   -----       -------  -------   --- ----  ----------   -----  ----      ----     ----
ACCENTURE PLC IRELAND          SHS CLASS A     G1151C101     3,602      93,200 SH           SOLE                93,200
ACCENTURE PLC IRELAND          SHS CLASS A     G1151C101    11,317     292,800 SH        SHARED-OTHER  1                 292,800
ACME PACKET INC                COM             004764106       382      14,221 SH           SOLE                14,221
ACME PACKET INC                COM             004764106       870      32,357 SH        SHARED-OTHER  1                  32,357
ANALOG DEVICES INC             COM             032654105    11,806     423,767 SH           SOLE               423,767
ANALOG DEVICES INC             COM             032654105    30,565   1,097,086 SH        SHARED-OTHER  1               1,097,086
APPLE INC                      COM             037833100    43,939     174,688 SH           SOLE               174,688
APPLE INC                      COM             037833100   116,785     464,300 SH        SHARED-OTHER  1                 464,300
ARUBA NETWORKS INC             COM             043176106    10,922     767,000 SH           SOLE               767,000
ARUBA NETWORKS INC             COM             043176106    27,449   1,927,600 SH        SHARED-OTHER  1               1,927,600
AVAGO TECHNOLOGIES LTD         SHS             Y0486S104     7,538     357,921 SH           SOLE               357,921
AVAGO TECHNOLOGIES LTD         SHS             Y0486S104    16,534     785,100 SH        SHARED-OTHER  1                 785,100
BEST BUY INC                   COM             086516101    11,737     346,645 SH           SOLE               346,645
BEST BUY INC                   COM             086516101    31,591     933,000 SH        SHARED-OTHER  1                 933,000
BROADCOM CORP                  CL A            111320107    16,232     492,326 SH           SOLE               492,326
BROADCOM CORP                  CL A            111320107    39,160   1,187,750 SH        SHARED-OTHER  1               1,187,750
CISCO SYS INC                  COM             17275R102    10,061     472,142 SH           SOLE               472,142
CISCO SYS INC                  COM             17275R102    29,356   1,377,546 SH        SHARED-OTHER  1               1,377,546
CNINSURE INC                   SPONSORED ADR   18976M103    11,192     431,466 SH           SOLE               431,466
CNINSURE INC                   SPONSORED ADR   18976M103    26,385   1,017,154 SH        SHARED-OTHER  1               1,017,154
CYPRESS SEMICONDUCTOR CORP     COM             232806109     5,707     568,400 SH           SOLE               568,400
CYPRESS SEMICONDUCTOR CORP     COM             232806109    17,704   1,763,300 SH        SHARED-OTHER  1               1,763,300
DELL INC                       COM             24702R101    11,951     990,926 SH           SOLE               990,926
DELL INC                       COM             24702R101    30,851   2,558,100 SH        SHARED-OTHER  1               2,558,100
DOLBY LABORATORIES INC         COM             25659T107    15,865     253,078 SH           SOLE               253,078
DOLBY LABORATORIES INC         COM             25659T107    40,334     643,384 SH        SHARED-OTHER  1                 643,384
DOLLAR TREE INC                COM             256746108     5,153     123,780 SH           SOLE               123,780
DOLLAR TREE INC                COM             256746108    14,291     343,290 SH        SHARED-OTHER  1                 343,290
ECHO GLOBAL LOGISTICS INC      COM             27875T101     3,148     257,809 SH           SOLE               257,809
ECHO GLOBAL LOGISTICS INC      COM             27875T101     9,010     737,940 SH        SHARED-OTHER  1                 737,940
E HOUSE CHINA HLDGS LTD        ADR             26852W103     8,674     585,714 SH           SOLE               585,714
E HOUSE CHINA HLDGS LTD        ADR             26852W103    19,697   1,329,986 SH        SHARED-OTHER  1               1,329,986
E M C CORP MASS                COM             268648102     7,030     384,148 SH           SOLE               585,714
E M C CORP MASS                COM             268648102    17,353     948,270 SH        SHARED-OTHER  1                 948,270
EQUINIX INC                    COM NEW         29444U502     6,470      79,663 SH           SOLE                79,663
EQUINIX INC                    COM NEW         29444U502    17,670     217,558 SH        SHARED-OTHER  1                 217,558
FRANKLIN RES INC               COM             354613101    13,573     157,477 SH           SOLE               157,477
FRANKLIN RES INC               COM             354613101    33,850     392,740 SH        SHARED-OTHER  1                 392,740
GOOGLE INC                     CL A            38259P508    13,639      30,653 SH           SOLE                30,653
GOOGLE INC                     CL A            38259P508    34,228      76,926 SH        SHARED-OTHER  1                  76,926
HEWLETT PACKARD CO             COM             428236103    14,619     337,772 SH           SOLE               337,772
HEWLETT PACKARD CO             COM             428236103    38,134     881,100 SH        SHARED-OTHER  1                 881,100
INTEGRATED DEVICE TECHNOLOGY   COM             458118106     6,654   1,344,200 SH           SOLE             1,344,200
INTEGRATED DEVICE TECHNOLOGY   COM             458118106    18,360   3,709,169 SH        SHARED-OTHER  1               3,709,169
JA SOLAR HOLDINGS CO LTD       SPON ADR        466090107       916     197,400 SH           SOLE               197,400
JA SOLAR HOLDINGS CO LTD       SPON ADR        466090107     2,842     612,400 SH        SHARED-OTHER  1                 612,400
JANUS CAP GROUP INC            COM             47102X105     7,905     890,183 SH           SOLE               890,183
JANUS CAP GROUP INC            COM             47102X105    21,126   2,379,000 SH        SHARED-OTHER  1               2,379,000
LONGTOP FINL TECHNOLOGIES LT   ADR             54318P108     6,192     191,100 SH           SOLE               191,100
LONGTOP FINL TECHNOLOGIES LT   ADR             54318P108    17,230     531,775 SH        SHARED-OTHER  1                 531,775
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105    11,699     742,339 SH           SOLE               742,339
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105    32,121   2,038,106 SH        SHARED-OTHER  1               2,038,106
MASTERCARD INC                 CL A            57636Q104    15,354      76,951 SH           SOLE                76,951
MASTERCARD INC                 CL A            57636Q104    36,260     181,725 SH        SHARED-OTHER  1                 181,725
MELLANOX TECHNOLOGIES LTD      SHS             M51363113     7,854     358,639 SH           SOLE               358,639
MELLANOX TECHNOLOGIES LTD      SHS             M51363113    17,778     811,771 SH        SHARED-OTHER  1                 811,771
MICRON TECHNOLOGY INC          COM             595112103     7,058     831,300 SH           SOLE               831,300
MICRON TECHNOLOGY INC          COM             595112103    21,808   2,568,700 SH        SHARED-OTHER  1               2,568,700
MISTRAS GROUP INC              COM             60649T107     1,850     172,590 SH           SOLE               172,590
MISTRAS GROUP INC              COM             60649T107     4,880     455,240 SH        SHARED-OTHER  1                 455,240
MONOLITHIC PWR SYS INC         COM             609839105     4,000     223,989 SH           SOLE               223,989
MONOLITHIC PWR SYS INC         COM             609839105    12,563     703,411 SH        SHARED-OTHER  1                 703,411
MORGAN STANLEY CHINA A SH FD   COM             617468103     1,785      70,045 SH           SOLE                70,045
NETEASE COM INC                SPONSORED ADR   64110W102    11,792     371,862 SH           SOLE               371,862
NETEASE COM INC                SPONSORED ADR   64110W102    20,621     650,300 SH        SHARED-OTHER  1                 650,300
OMNIVISION TECHNOLOGIES INC    COM             682128103    13,112     611,584 SH           SOLE               611,584
OMNIVISION TECHNOLOGIES INC    COM             682128103    31,690   1,478,100 SH        SHARED-OTHER  1               1,478,100
OPENTABLE INC                  COM             68372A104     1,866      45,000 SH           SOLE                45,000
ORACLE CORP                    COM             68389X105    23,460   1,093,180 SH           SOLE             1,093,180
ORACLE CORP                    COM             68389X105    57,903   2,698,204 SH        SHARED-OTHER  1               2,698,204
QUALCOMM INC                   COM             747525103    19,968     608,038 SH           SOLE               608,038
QUALCOMM INC                   COM             747525103    51,455   1,566,854 SH        SHARED-OTHER  1               1,566,854
RADIOSHACK CORP                COM             750438103       961      49,245 SH           SOLE                49,245
RESEARCH IN MOTION LTD         COM             760975102     7,868     159,731 SH           SOLE               159,731
RESEARCH IN MOTION LTD         COM             760975102    19,433     394,500 SH        SHARED-OTHER  1                 394,500
SANDISK CORP                   COM             80004C101    29,499     701,183 SH           SOLE               701,183
SANDISK CORP                   COM             80004C101    73,018   1,735,640 SH        SHARED-OTHER  1               1,735,640
SHAW GROUP INC                 COM             820280105     1,778      51,955 SH           SOLE                51,955
SHAW GROUP INC                 COM             820280105    20,072     586,545 SH        SHARED-OTHER  1                 586,545
SILICON LABORATORIES INC       COM             826919102       462      11,400 SH           SOLE                11,400
SILICON LABORATORIES INC       COM             826919102    10,491     258,650 SH        SHARED-OTHER  1                 258,650
SINA CORP                      ORD             G81477104       282       8,000 SH           SOLE                 8,000
SINA CORP                      ORD             G81477104     6,706     190,200 SH        SHARED-OTHER  1                 190,200
SYNOVUS FINL CORP              COM             87161C105       341     134,200 SH           SOLE               134,200
SYNOVUS FINL CORP              COM             87161C105     7,761   3,055,600 SH        SHARED-OTHER  1               3,055,600
TALEO CORP                     CL A            87424N104       709      29,209 SH           SOLE                29,209
TALEO CORP                     CL A            87424N104     7,656     315,176 SH        SHARED-OTHER  1                 315,176
TELLABS INC                    COM             879664100       696     108,900 SH           SOLE               108,900
TELLABS INC                    COM             879664100    17,378   2,719,500 SH        SHARED-OTHER  1               2,719,500
TERREMARK WORLDWIDE INC        COM NEW         881448203       587      75,100 SH           SOLE                75,100
TERREMARK WORLDWIDE INC        COM NEW         881448203    14,162   1,813,264 SH        SHARED-OTHER  1               1,813,264
VANCEINFO TECHNOLOGIES INC     ADR             921564100       603      25,900 SH           SOLE                25,900
VANCEINFO TECHNOLOGIES INC     ADR             921564100    15,044     646,200 SH        SHARED-OTHER  1                 646,200
VERISK ANALYTICS INC           CL A            92345Y106     3,076     102,885 SH           SOLE               102,885
VERISK ANALYTICS INC           CL A            92345Y106    31,561   1,055,566 SH        SHARED-OTHER  1               1,055,566
VISA INC                       COM CL A        92826C839     3,514      49,673 SH           SOLE                49,673
VISA INC                       COM CL A        92826C839    25,309     357,720 SH        SHARED-OTHER  1                 357,720
XILINX INC                     COM             983919101     1,341      53,100 SH           SOLE                53,100
XILINX INC                     COM             983919101    33,497   1,326,100 SH        SHARED-OTHER  1               1,326,100

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